Accumulated Other Comprehensive Income - Tax Benefit/(Expense) Allocated to Each Component of Other Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Unrealized gains on available-for-sale debt securities
Other comprehensive (income)/loss before reclassification	¥ 607	$ 95	¥ (2,601)	¥ (1,672)
Amounts reclassified from accumulated other comprehensive income	81	13	2,611	1,727
Net current-period other comprehensive loss	¥ 688	$ 108	¥ 10	¥ 55